Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	C4 THERAPEUTICS, INC.
Entity Central Index Key	0001662579
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity File Number	001-39567
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-5617627
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	231-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CCCC
Security Exchange Name	NASDAQ